UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21992

TENNENBAUM OPPORTUNITIES PARTNERS V, LP
 (Exact Name of Registrant as Specified in Charter)

2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA  90405
(Address of Principal Executive Offices) (Zip Code)

ELIZABETH GREENWOOD, SECRETARY
TENNENBAUM OPPORTUNITIES PARTNERS V, LP
2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA  90405
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (310) 566-1000

Copies to:
RICHARD T. PRINS, ESQ.
SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
FOUR TIMES SQUARE
NEW YORK, NEW YORK 10036

Date of fiscal year end: DECEMBER 31, 2010

Date of reporting period: JUNE 30, 2010

ITEM 1.        REPORTS TO STOCKHOLDERS.

Semi-Annual Report

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)
June 30, 2010

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Semi-Annual Report

June 30, 2010

Contents

Portfolio Asset Allocation	2

Unaudited Financial Statements

Statement of Assets and Liabilities	3
Statement of Investments	4
Statement of Operations	11
Statements of Changes in Net Assets	12
Statement of Cash Flows	13
Notes to Financial Statements	14
Schedule of Restricted Securities of Unaffiliated Issuers	25

Supplemental Information

Approval of Investment Management Agreements	26

Tennenbaum Opportunities Partners V, LP (the “Partnership”) files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q.  The Partnership’s Forms N-Q are available on the SEC’s website at http://www.sec.gov.  The Partnership’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A free copy of the Partnership’s proxy voting guidelines and information regarding how the Partnership voted proxies relating to portfolio investments during the most recent twelve-month period may be obtained without charge on the SEC’s website at http://www.sec.gov, or by calling the Partnership’s advisor, Tennenbaum Capital Partners, LLC, at (310) 566-1000.  Collect calls for this purpose are accepted.

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Portfolio Asset Allocation (Unaudited)

June 30, 2010

Percent of Cash
Industry	and Investments

Wired Telecommunications Carriers	11.6%
Architectural, Engineering, and Related Services	6.8%
Gambling Industries	6.3%
Communications Equipment Manufacturing	6.0%
Motor Vehicle Parts Manufacturing	5.6%
Radio and Television Broadcasting	5.4%
Industrial Machinery Manufacturing	4.9%
Scheduled Air Transportation	3.6%
Other Financial Investment Activities	3.4%
Semiconductor and Other Electronic Component Manufacturing	3.3%
Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments Manufacturing	3.1%
Cable and Other Subscription Programming	2.6%
Machine Shops; Turned Product; and Screw, Nut, and Bolt Manufacturing	2.4%
Book, Periodical, and Music Stores	2.3%
Supporting Activities for Mining	2.3%
Full Service Restaurants	2.2%
Offices of Real Estate Agents and Brokers	1.7%
Depository Credit Intermediation	1.6%
Other Professional, Scientific, and Technical Services	1.4%
Basic Chemical Manufacturing	1.3%
Satellite Telecommunications	1.3%
Nondepository Credit Intermediation	1.2%
Computer and Peripheral Equipment Manufacturing	1.1%
Securities and Commodity Contracts Intermediation and Brokerage	0.9%
Accounting, Tax Preparation, Bookkeeping, and Payroll Services	0.8%
Data Processing, Hosting and Related Services	0.8%
Management, Scientific, and Technical Consulting Services	0.8%
Wireless Telecommunications Carriers (except Satellite)	0.8%
Activities Related to Credit Intermediation	0.6%
Oil and Gas Extraction	0.5%
Home Furnishings Stores	0.0%
Motor Vehicle Manufacturing	0.0%
Other Amusement and Recreation Industries	0.0%
Cash and Cash Equivalents	13.4%

Total	100.0%

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Statement of Assets and Liabilities (Unaudited)

June 30, 2010

Assets
Investments, at fair value:
Unaffiliated issuers (cost $1,101,274,344)	$1,039,709,159
Affiliates (cost $197,138,779)	177,472,785
Total investments (cost $1,298,413,123)	1,217,181,944

Cash and cash equivalents	187,618,419
Receivable for open trades	18,626,376
Accrued interest income:
Unaffiliated issuers	33,832,223
Affiliates	244,438
Deferred debt issuance costs	4,832,920
Prepaid expenses and other assets	265,337
Total assets	1,462,601,657

Liabilities
Credit facility payable	79,547,000
Payable for investments purchased	41,006,739
Management and advisory fees payable	2,387,500
Payable to parent	751,978
Interest payable	1,814
Accrued expenses and other liabilities	963,745
Total liabilities	124,658,776

Preferred equity facility
Series A preferred interests; $20,000/interest liquidation preference;
25,000 interests authorized, 18,450 interests issued and outstanding	369,000,000
Accumulated distributions on Series A preferred interests	929,658
Total preferred limited partner interests	369,929,658

Net assets applicable to common limited and general partners	$968,013,223

Composition of net assets applicable to common limited and general partners
Paid-in capital	$1,081,728,330
Accumulated net investment income	5,208,954
Accumulated net realized loss	(50,948,606)
Accumulated net unrealized depreciation	(67,975,455)
Net assets applicable to common limited and general partners	$968,013,223

See accompanying notes.

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited)

June 30, 2010

Showing Percentage of Total Cash and Investments of the Partnership

	Principal	Fair	Percent of Cash
Investment	Amount	Value	and Investments

Debt Investments (79.20%)
Bank Debt (47.44%) (1)
Architectural, Engineering, and Related Services (1.33%)
ESP Holdings, Inc., 2nd Lien Term Loan, LIBOR + 10%, due 9/12/14 (2)	$18,716,118	$18,716,118	1.33%

Book, Periodical and Music Stores (2.30%)
Borders Group, Inc., 2nd Lien Term Loan, LIBOR + 12.25%, due 4/1/14	$33,201,753	32,371,709	2.30%

Cable and Other Subscription Programming (2.63%)
Medfort S.a.r.l, First Lien Term Loan, EURIBOR + 13%, due 7/5/17	€2,458,987	-	0.00%
Primacom AG, Mezzanine Term Loan, EURIBOR + 3.5% Cash + 7% PIK,
due 11/21/17 - (Germany) (3), (4)	€34,900,838	36,881,506	2.63%
Total Cable and Other Subscription Programming		36,881,506

Communications Equipment Manufacturing (5.97%)
Dialogic Corporation, Senior Secured Notes, 15% Cash + 2% PIK, due 1/31/11	$7,363,941	7,279,256	0.52%
Dialogic Corporation, Senior Secured Notes, LIBOR + 10% Cash + 2% PIK, due 1/31/11	$41,230,507	41,230,507	2.93%
Mitel Networks Corporation, 1st Lien Term Loan, LIBOR + 3.25%, due 8/10/14	$39,398,389	35,458,550	2.52%
Total Communications Equipment Manufacturing		83,968,313

Computer and Peripheral Equipment Manufacturing (1.12%)
Targus Group, 1st Lien Term Loan, LIBOR + 5.75% Cash + 3.5% PIK, due 11/22/12	$18,569,637	15,923,463	1.12%

Gambling Industries (2.53%)
Gateway Casinos, Inc., 1st Lien Delayed Draw Term Loan, LIBOR + 4.5%,
due 9/30/14 - (Canada)	$167,558	158,901	0.01%
Gateway Casinos, Inc., 1st Lien Term Loan, LIBOR + 2.5%, due 9/30/14 - (Canada)	$827,389	784,641	0.06%
Gateway Casinos, Inc., 2nd Lien Term Loan, LIBOR + 5.5%, due 3/31/15 - (Canada)	$80,000,000	14,500,000	1.03%
Gateway Casinos, Inc., Hedge Obligation Claim - (Canada)	$21,180,720	20,086,375	1.43%
Total Gambling Industries		35,529,917

Industrial Machinery Manufacturing (3.30%)
BOC Edwards Limited, 1st Lien Term Loan, LIBOR + 2%, due 5/31/14	$10,693,789	9,330,331	0.66%
BOC Edwards Limited, 2nd Lien Term Loan, LIBOR + 5.75%, due 11/30/14	$45,001,055	37,125,870	2.64%
Total Industrial Machinery Manufacturing		46,456,201

Machine Shops; Turned Product; and Screw, Nut and Bolt Manufacturing (2.36%)
Acument Global Technologies, LLC, 1st Lien Term Loan, Prime + 6% Cash + 4% PIK, due 8/11/13	$24,914,517	24,353,941	1.73%
Precision Partners Holdings, 1st Lien Delayed Draw Term Loan, LIBOR + 6.5%, due 10/2/13	$748,720	591,488	0.04%
Precision Partners Holdings, 1st Lien Term Loan, LIBOR + 6.5%, due 10/2/13	$10,538,607	8,325,500	0.59%
Total Machine Shops; Turned Product; and Screw, Nut and Bolt Manufacturing		33,270,929

Management, Scientific, and Technical Consulting Services (0.83%)
Booz Allen Hamilton, Inc., Mezzanine Loan, 13%, due 7/31/16	$11,354,118	11,609,586	0.83%

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

June 30, 2010

Showing Percentage of Total Cash and Investments of the Partnership

	Principal	Fair	Percent of Cash
Investment	Amount	Value	and Investments

Debt Investments (continued)
Motor Vehicle Parts Manufacturing (5.60%)
Visteon Corporation, 1st Lien Term Loan, PRIME + 2%, due 6/13/13 (4)	$71,627,582	$76,760,916	5.46%
Visteon Corporation, Secured Super Priority Priming Senior Multi-Draw
Term Loan, LIBOR + 6.5%, 3% LIBOR Floor, due 8/18/10	$4,000,000	2,020,000	0.14%
Total Motor Vehicle Parts Manufacturing		78,780,916

Offices of Real Estate Agents and Brokers (0.95%)
Realogy Corporation, 2nd Lien Term Loan A, 13.5%, due 10/15/17	$21,204,819	22,273,903	1.59%
Realogy Corporation, Revolver, LIBOR + 2.25%, due 4/10/13	$48,915,663	(9,049,398)	-0.64%
Total Offices of Real Estate Agents and Brokers		13,224,505

Other Financial Investment Activities (2.68%)
American Capital, Ltd., 1st Lien Senior Secured Term Loan, LIBOR + 6.5%,
due 12/31/12	$38,132,824	37,624,387	2.68%

Radio and Television Broadcasting (5.14%)
Encompass Digital Media Group, Inc., 1st Lien Revolver, 13%, due 12/31/14 (2)	$8,437,500	3,431,250	0.24%
Encompass Digital Media Group, Inc., 1st Lien Term Loan, 13%, due 12/31/14 (2)	$66,164,209	68,810,777	4.90%
Total Radio and Television Broadcasting		72,242,027

Semiconductor and Other Electronic Component Manufacturing (3.30%)
Isola USA Corporation, 1st Lien Term Loan, Prime + 9.75%, due 12/18/12	$42,663,144	42,663,144	3.04%
Isola USA Corporation, Revolver, Prime + 9%, due 12/18/12	$3,737,600	3,644,160	0.26%
Total Semiconductor and Other Electronic Component Manufacturing		46,307,304

Support Activities for Mining (1.40%)
Trico Marine Services, Inc., 1st Lien Term Loan, LIBOR + 11.5%, due 12/31/11	$9,222,709	9,222,709	0.66%
Trico Shipping AS, 1st Lien Term Loan A, 13.5%, due 7/1/14	$18,445,418	10,365,857	0.74%
Trico Shipping AS, 1st Lien Term Loan B, 13.5%, due 7/1/14	$5,533,625	-	0.00%
Total Support Activities for Mining		19,588,566

Wired Telecommunications Carriers (6.00%)
Bulgaria Telecom Company AD, 1st Lien Tranche B Term Loan,
EURIBOR + 2.75%, due 8/9/15 - (Netherlands) (3)	$5,932,929	6,026,396	0.43%
Hawaiian Telcom Communications Inc., Revolver, Prime + 1.25%, due 4/30/12	$10,553,593	8,988,147	0.64%
Hawaiian Telcom Communications Inc., Tranche C Term Loan, Prime + 1.25%, due 4/30/12	$2,993,776	2,549,700	0.18%
Integra Telecom Holdings, Inc., 1st Lien Term Loan, LIBOR + 7.25%, due 4/15/15 (2)	$15,783,513	15,822,971	1.13%
NEF Telecom Company BV, 1st Lien Tranche C Term Loan, EURIBOR + 3.50%, due 8/9/16 - (Netherlands) (3)	€13,645,416	13,213,290	0.94%
NEF Telecom Company BV, 2nd Lien Tranche D Term Loan, EURIBOR + 5.5%, due 2/16/17 - (Netherlands) (3)	€6,798,182	6,489,300	0.46%

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

June 30, 2010

Showing Percentage of Total Cash and Investments of the Partnership

	Principal	Fair	Percent of Cash
Investment	Amount	Value	and Investments

Debt Investments (continued)
NEF Telecom Company BV, Mezzanine Term Loan, EURIBOR + 10% PIK, due 8/16/17 - (Netherlands) (3)	€45,335,541	$31,208,420	2.22%
Total Wired Telecommunications Carriers		84,298,224

Total Bank Debt (Cost $690,483,426)		666,793,671

Other Corporate Debt Securities (31.76%)
Accounting, Tax Preparation, Bookkeeping and Payroll Services (0.83%)
NCO Group, Inc., Senior Secured Floating Rate Notes, LIBOR + 4.875%, due 11/15/13	$1,845,000	1,549,800	0.11%
NCO Group, Inc., Senior Subordinated Notes, 11.875%, due 11/15/14	$10,553,000	10,118,322	0.72%
Total Accounting, Tax Preparation, Bookkeeping and Payroll Services		11,668,122

Architectural, Engineering, and Related Services (4.78%)
Alion Science & Technology Corporation, Senior Notes, 10.25%, due 2/1/15	$68,596,000	54,819,639	3.90%
Alion Science & Technology Corporation, Senior Secured Notes, 10% Cash + 2% PIK, due 11/1/14 (5)	$10,402,513	10,454,526	0.74%
ESP Holdings, Inc., Junior Unsecured Subordinated Promissory Notes, 18% PIK, due 3/31/15 (2), (5)	$1,909,158	1,909,158	0.14%
Total Architectural, Engineering, and Related Services		67,183,323

Basic Chemical Manufacturing (1.35%)
Kronos International, Inc., Senior Secured Notes, 6.5%, due 4/15/13 (3)	€18,442,000	18,958,228	1.35%

Data Processing, Hosting and Related Services (0.15%)
Terremark Worldwide, Inc., Senior Secured Notes, 12%, due 6/15/17 (5)	$1,873,000	2,125,855	0.15%

Depository Credit Intermediation (1.10%)
Bank of America Corporation, Fixed Notes, 1.7%, due 12/23/10	$5,000,000	5,032,250	0.36%
Wells Fargo & Company, FDIC Guaranteed Notes, 3%, due 12/9/11	$10,000,000	10,357,900	0.74%
Total Depository Credit Intermediation		15,390,150

Full-Service Restaurants (2.16%)
Real Mex Restaurants, Inc., Senior Secured Notes, 14%, due 1/1/13 (5)	$30,190,000	30,340,950	2.16%

Gambling Industries (3.55%)
Harrah's Operating Company Inc., Senior Secured Notes, 10%, due 12/15/18	$60,600,000	49,843,500	3.55%
Harrah's Operating Company Inc., Senior Secured Notes, 11.25%, due 6/1/17	$50,000	52,750	0.00%
Total Gambling Industries		49,896,250

Home Furnishings Stores (0.04%)
Linens 'n Things, Inc., Senior Secured Notes, LIBOR + 5.625%, due 1/15/14 (4)	$9,189,000	631,744	0.04%

Industrial Machinery Manufacturing (1.48%)
GSI Group Corporation, Senior Notes, 11%, due 8/20/13 (4), (5)	$20,743,000	20,743,000	1.48%

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

June 30, 2010

Showing Percentage of Total Cash and Investments of the Partnership

	Principal	Fair	Percent of Cash
Investment	Amount	Value	and Investments

Debt Investments (continued)
Nondepository Credit Intermediation (1.17%)
General Electric Capital Corporation, FDIC Guaranteed Notes, 1.8%, due 3/11/11	$7,500,000	$7,583,850	0.54%
General Electric Capital Corporation, FDIC Guaranteed Notes, 3%, due 12/9/11	$8,500,000	8,790,530	0.63%
Total Nondepository Credit Intermediation		16,374,380

Offices of Real Estate Agents and Brokers (0.71%)
Realogy Corporation, Senior Subordinated Notes, 12.375%, due 4/15/15	$13,099,000	9,978,818	0.71%

Oil and Gas Extraction (0.52%)
Forbes Energy Services, Senior Secured Notes, 11%, due 2/15/15	$8,096,000	7,367,360	0.52%

Other Financial Investment Activities (0.72%)
State Street Corporation, Fixed Notes, 1.85%, due 3/15/11	$10,000,000	10,099,900	0.72%

Other Professional, Scientific and Technical Services (1.36%)
MSX International, Inc., Senior Secured 2nd Lien Notes, 12.5%, due 4/1/12 -
(France, Germany, United Kingdom) (5)	$23,100,000	19,057,500	1.36%

Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments
Manufacturing (3.12%)
AGY Holding Corporation, Senior Secured 2nd Lien Notes, 11%, due 11/15/14	$50,551,000	43,804,969	3.12%

Satellite Telecommunications (1.30%)
Satelites Mexicanos, Senior Secured FRN, LIBOR + 8.75%, due 11/30/11	$19,699,380	18,320,423	1.30%

Scheduled Air Transportation (2.76%)
United Air Lines, Inc., Aircraft Secured Mortgage (N508UA), 20%, due 8/25/16 (5)	$2,336,525	2,939,349	0.21%
United Air Lines, Inc., Aircraft Secured Mortgage (N510UA), 20%, due 9/26/16 (5)	$5,294,308	6,684,064	0.48%
United Air Lines, Inc., Aircraft Secured Mortgage (N512UA), 20%, due 10/26/16 (5)	$5,302,017	6,712,353	0.48%
United Air Lines, Inc., Aircraft Secured Mortgage (N530UA), 20%, due 11/25/13 (5)	$2,163,614	2,559,555	0.18%
United Air Lines, Inc., Aircraft Secured Mortgage (N536UA), 16%, due 8/21/14 (5)	$4,994,798	5,374,403	0.38%
United Air Lines, Inc., Aircraft Secured Mortgage (N545UA), 16%, due 7/17/15 (5)	$5,925,385	6,568,289	0.47%
United Air Lines, Inc., Aircraft Secured Mortgage (N585UA), 20%, due 10/25/16 (5)	$6,225,361	7,887,532	0.56%
Total Scheduled Air Transportation		38,725,545

Securities and Commodity Contracts Intermediation and Brokerage (0.90%)
Goldman Sachs Group, Inc., FDIC Guaranteed Notes, 1.7%, due 3/15/11	$2,500,000	2,522,325	0.18%
JP Morgan Chase & Co., FDIC Guaranteed Notes, 1.65%, due 2/23/11	$10,000,000	10,071,300	0.72%
Total Securities and Commodity Contracts Intermediation and Brokerage		12,593,625

Support Activities for Mining (0.91%)
Allis-Chalmers Energy, Senior Unsecured Notes, 8.5%, due 3/1/17	$14,674,000	12,766,380	0.91%

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

June 30, 2010

Showing Percentage of Total Cash and Investments of the Partnership

	Principal Amount	Fair	Percent of Cash
Investment	or Shares	Value	and Investments

Debt Investments (continued)
Wired Telecommunications Carriers (2.09%)
Hawaiian Telcom Communications, Senior FRN, LIBOR + 5.5%, due 5/1/13 (4), (5)	$12,870,000	$450,450	0.03%
ITC Deltacom Inc., Senior Secured Notes, 10.5%, due 4/1/16 (5)	$18,170,000	17,511,338	1.25%
Zayo Group, LLC, 1st Lien Senior Secured Notes, 10.25%, due 3/15/17 (5)	$11,067,000	11,343,675	0.81%
Total Wired Telecommunications Carriers		29,305,463

Wireless Telecommunications Carriers (except Satellite) (0.76%)
Clearwire Communications LLC, Senior Secured Notes, 12%, due 12/1/15 (5)	$7,378,000	7,365,703	0.52%
Clearwire Communications LLC, Senior Secured Notes, 12%, due 12/1/15	$3,315,000	3,309,475	0.24%
Total Wireless Telecommunications Carriers (except Satellite)		10,675,178

Total Other Corporate Debt Securities (Cost $434,843,367)		446,007,163

Total Debt Investments (Cost $1,125,326,793)		1,112,800,834

Equity Securities (7.44%)
Activities Related to Credit Intermediation (0.58%)
Online Resources Corporation, Common Stock (2), (4), (6)	1,959,400	8,131,510	0.58%

Architectural, Engineering, and Related Services (0.70%)
Alion Science and Technology Corporation, Warrants (4)	10,380	564,776	0.04%
ESP Holdings, Inc., 15% PIK, Preferred Stock (2), (5), (6)	13,355	1,853,797	0.13%
ESP Holdings, Inc., Common Stock (2), (4), (5), (6)	29,156	7,450,736	0.53%
Total Architectural, Engineering, and Related Services		9,869,309

Data Processing, Hosting, and Related Services (0.63%)
GXS Holdings, Inc., Common Stock (4), (5)	2,611,059	-	0.00%
GXS Holdings, Inc., Series A Preferred Stock (4), (5)	104,442	8,864,008	0.63%
Total Data Processing, Hosting, and Related Services		8,864,008

Depository Credit Intermediation (0.51%)
Doral Financial Corporation, Non-Contingent Offered Preferred Stock Shares (4), (5)	1,512	1,512,000	0.11%
Doral GP Ltd., GP Interest (2), (4), (5), (6)	100	225	0.00%
Doral Holdings, LP Interest (4), (5)	1,914,363	5,551,980	0.40%
Total Depository Credit Intermediation		7,064,205

Gambling Industries (0.23%)
Tropicana Entertainment, Inc., Common Stock (4), (5)	180,844	3,166,670	0.23%

Industrial Machinery Manufacturing (0.10%)
GSI Group, Inc., Common Stock (4), (5)	578,680	1,400,406	0.10%

Motor Vehicle Manufacturing (0.00%)
Fleetwood Enterprises, Inc., Common Stock (2), (4), (6)	12,049,995	4,820	0.00%

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

June 30, 2010

Showing Percentage of Total Cash and Investments of the Partnership

	Principal Amount	Fair	Percent of Cash
Investment	or Shares	Value	and Investments

Equity Securities (continued)
Other Amusement and Recreation Industries (0.00%)
Bally Total Fitness Holding Corporation, Common Stock (4), (5)	1,799	$65,993	0.00%
Bally Total Fitness Holding Corporation, Warrants (4), (5)	3,244	15,571	0.00%
Total Other Amusement and Recreation Industries		81,564

Radio and Television Broadcasting (0.24%)
Encompass Digital Media Group, Inc., Common Stock (2), (4), (5), (6)	661,765	3,375,000	0.24%

Scheduled Air Transportation (0.89%)
United Air Lines, Inc., Equipment Trust Beneficial Interests (N510UA) (5)	238	2,388,436	0.17%
United Air Lines, Inc., Equipment Trust Beneficial Interests (N512UA) (5)	237	2,374,919	0.17%
United Air Lines, Inc., Equipment Trust Beneficial Interests (N536UA) (5)	252	2,524,331	0.18%
United Air Lines, Inc., Equipment Trust Beneficial Interests (N545UA) (5)	238	2,511,125	0.18%
United Air Lines, Inc., Equipment Trust Beneficial Interests (N585UA) (5)	237	2,632,734	0.19%
Total Scheduled Air Transportation		12,431,545

Wired Telecommunications Carriers (3.56%)
Integra Telecom, Inc. Common Stock (2), (4), (5), (6)	10,080,250	47,966,423	3.41%
Integra Telecom, Inc. Warrants (2), (4), (5), (6)	3,018,747	-	0.00%
ITC^DeltaCom, Inc., Common Stock (4), (5)	1,120,569	1,624,825	0.12%
NEF Kamchia Co-Investment Fund, LP Interest - (Cayman Islands) (3), (4), (5)	6,550,500	400,825	0.03%
Total Wired Telecommunications Carriers		49,992,073

Total Equity Securities (Cost $173,086,330)		104,381,110

Total Investments (Cost $1,298,413,123) (7)		1,217,181,944

Cash and Cash Equivalents (13.36%)
Wells Fargo & Company, Overnight Repurchase Agreement, 0.05%, Collateralized by Federal National Mortgage Discount Note	$5,803,535	5,803,535	0.41%
Chevron Funding Corporation, Commercial Paper, 0.18%, 7/1/10	$20,000,000	20,000,000	1.42%
Chevron Funding Corporation, Commercial Paper, 0.15%, 7/8/10	$6,000,000	5,999,825	0.43%
Toyota Motor Credit Corporation, Commercial Paper, 0.30%, 7/8/10	$22,000,000	21,998,717	1.57%
Toyota Motor Credit Corporation, Commercial Paper, 0.37%, 7/14/10	$6,000,000	5,999,198	0.43%
Union Bank of California, Commercial Paper, 0.25%, 7/14/10	$18,000,000	17,998,375	1.28%
Union Bank of California, Commercial Paper, 0.27%, 7/19/10	$10,000,000	9,998,650	0.71%
General Electric Capital Corporation, Commercial Paper, 0.32%, 7/21/10	$15,000,000	14,997,333	1.07%
American Express Credit Corporation, Commercial Paper, 0.33%, 7/28/10	$20,000,000	19,995,050	1.42%
Chevron Funding Corporation, Commercial Paper, 0.07%, 8/2/10	$16,000,000	15,999,004	1.14%
Union Bank of California, Commercial Paper, 0.35%, 8/18/10	$10,000,000	9,995,333	0.71%
Toyota Motor Credit Corporation, Commercial Paper, 0.53%, 8/24/10	$18,000,000	17,985,690	1.28%
American Express Credit Corporation, Commercial Paper, 0.33%, 9/1/10	$5,000,000	4,997,158	0.36%
Union Bank of California, Commercial Paper, 0.43%, 9/20/10	$7,000,000	6,993,228	0.50%
Cash Denominated in Foreign Currency (Cost $41,413)	CAD 42,433	39,884	0.00%
Cash Denominated in Foreign Currency (Cost $6,149,950)	€4,657,175	5,699,451	0.41%

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

June 30, 2010

Showing Percentage of Total Cash and Investments of the Partnership

	Principal	Fair	Percent of Cash
Investment	Amount	Value	and Investments

Cash and Cash Equivalents (continued)
Cash Denominated in Foreign Currency (Cost $152,518)	£100,175	$149,712	0.01%
Cash Held on Account at Various Institutions	$2,968,276	2,968,276	0.21%
Total Cash and Cash Equivalents		187,618,419

Total Cash and Investments		$1,404,800,363	100.00%

Notes to Statement of Investments:

(1)
Investments in bank debt generally are bought and sold among institutional investors in transactions not subject to registration under the Securities Act of 1933. Such transactions are generally subject to contractual restrictions, such as approval of the agent or borrower.

(2)
Affiliated issuer - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer). Changes in investments in affiliates during the six months ended June 30, 2010 were as follows:

	Value, Beginning			Value, End
Investment	of Period	Acquisitions	Dispositions	of Period
Doral GP Ltd., GP Interest	$225	$-	$-	$225
Encompass Digital Media Group, Inc., 1st Lien Revolver, 13%, due 12/31/14	-	8,131,215	-	3,431,250
Encompass Digital Media Group, Inc., 1st Lien Term Loan, 13%, due 12/31/14	-	58,529,285	-	68,810,777
Encompass Digital Media Group, Inc., Common Stock	-	3,179,500	-	3,375,000
ESP Holdings, Inc., 2nd Lien Term Loan, LIBOR + 10%, due 9/12/14	20,473,335	-	-	18,716,118
ESP Holdings, Inc., Junior Unsecured Subordinated Promissory Notes, 18% PIK, due 3/31/15	1,714,918	-	-	1,909,158
ESP Holdings, Inc., 15% PIK, Preferred Stock	1,779,514	-	-	1,853,797
ESP Holdings, Inc., Common Stock	6,704,462	-	-	7,450,736
Fleetwood Enterprises, Inc., Common Stock	53,418	-	32,794	4,820
Integra Telecom, Inc., 1st Lien Term Loan, LIBOR + 8.5%, due 8/31/13	1,368,558	15,657,652	-	15,822,971
Integra Telecom, Inc. Common Stock	51,503,558	-	-	47,966,423
Integra Telecom, Inc. Warrants	202,300	-	-	-
Online Resources Corporation, Common Stock	10,306,444	-	-	8,131,510

(3)	Principal amount denominated in euros. Amortized cost and fair value converted from euros to U.S. dollars.

(4)	Non-income producing security.

(5)	Restricted security.

(6)	Not a controlling position.

(7)	Includes investments with an aggregate fair value of $81,274,577 that have been segregated to collateralize certain unfunded commitments.

Aggregate purchases and aggregate sales of investments, other than Government securities, totaled $412,753,798 and $347,350,751, respectively.
Aggregate purchases includes investment assets received as payment in-kind.  Aggregate sales includes principal paydowns on debt investments.

The total value of restricted securities and bank debt as of June 30, 2010 was $922,501,375 or 65.67% of total cash and investments of the Partnership.

See accompanying notes.

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Statement of Operations (Unaudited)

Six Months Ended June 30, 2010

Investment income
Interest income:
Unaffiliated issuers	$51,165,100
Affiliates	5,526,532
Other income	8,195,841
Total investment income	64,887,473

Operating expenses
Management and advisory fees	14,325,000
Portfolio asset depreciation	1,699,471
Amortization of deferred debt issuance costs	530,634
Legal fees, professional fees and due diligence expenses	462,070
Commitment fees	357,566
Interest expense	305,142
Insurance expense	148,101
Custody fees	88,000
Director fees	54,798
Other operating expenses	255,847
Total expenses	18,226,629

Net investment income	46,660,844

Net realized and unrealized gain (loss)
Net realized gain (loss) from:
Investments in unaffiliated issuers	26,450,094
Investments in affiliates	(1,194,933)
Foreign currency transactions	(87,521)
Net realized gain	25,167,640

Net change in net unrealized appreciation/depreciation on:
Investments	(239,484)
Foreign currency	109,641
Net change in net unrealized appreciation/depreciation	(129,843)

Net realized and unrealized gain	25,037,797

Dividends paid on preferred equity facility	(1,752,223)
Net change in accumulated dividends on preferred equity facility	(27,623)

Net increase in net assets applicable to common limited
and general partners resulting from operations	$69,918,795

See accompanying notes.

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Statements of Changes in Net Assets

	Six Months Ended June 30, 2010 (Unaudited)
		Common
		Limited	General
	Total	Partner	Partner
Net assets applicable to common limited and general partners,
beginning of year	$940,500,149	$940,500,149	$-

Net investment income	46,660,844	46,660,844	-
Net realized gain	25,167,640	25,167,640	-
Net change in net unrealized appreciation/depreciation	(129,843)	(129,843)	-
Dividends paid on preferred equity facility from net investment income	(1,752,223)	(1,752,223)	-
Net change in accumulated dividends on preferred equity facility	(27,623)	(27,623)	-
Net increase in net assets applicable to common limited and
general partners resulting from operations	69,918,795	69,918,795	-

Distributions to common limited and general partners from:
Net investment income	(42,405,721)	(42,405,721)	-

Net assets applicable to common limited and general partners, end of period (including accumulated net investment income
of $5,208,954)	$968,013,223	$968,013,223	$-

	Year Ended December 31, 2009
		Common
		Limited	General
	Total	Partner	Partner
Net assets applicable to common limited and general partners,
beginning of year	$464,632,169	$464,632,169	$-

Capital contributions	109,962,700	109,962,700	-

Net investment income	80,345,740	80,345,740	-
Net realized gain	5,728,998	5,728,998	-
Net change in net unrealized appreciation/depreciation	360,328,325	360,328,325	-
Dividends paid on preferred equity facility from net investment income	(3,935,716)	(3,935,716)	-
Net change in accumulated dividends on preferred equity facility	763,210	763,210	-
Net increase in net assets applicable to common limited and
general partners resulting from operations	443,230,557	443,230,557	-

Distributions to common limited and general partners from:
Net investment income	(77,325,277)	(77,325,277)	-

Net assets applicable to common limited and general partners, end of year (including accumulated net investment income
of $2,733,677)	$940,500,149	$940,500,149	$-

See accompanying notes.

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Statement of Cash Flows (Unaudited)

Six Months Ended June 30, 2010

Operating activities
Net increase in net assets applicable to common limited and general partners
resulting from operations	$69,918,795
Adjustments to reconcile net increase in net assets applicable to common limited and general partners resulting from operations to net cash used in operating activities:
Net realized gain	(25,167,640)
Net change in net unrealized appreciation/depreciation	239,484
Dividends paid on preferred equity facility	1,752,223
Net change in accumulated dividends on preferred equity facility	27,623
Income from paid in-kind capitalization	(7,519,928)
Accretion of original issue and market discount	(2,589,845)
Portfolio asset depreciation	1,699,471
Amortization of deferred debt issuance costs	530,634
Changes in assets and liabilities:
Purchases of investments	(405,233,870)
Net proceeds from exchanges, sales, maturities and paydowns of investments	347,350,751
Increase in receivable for open trades	(11,607,202)
Increase in accrued interest income - unaffiliated issuers	(9,617,497)
Increase in accrued interest income - affiliated issuers	(234,620)
Decrease in receivable from parent	92,229
Increase in prepaid expenses and other assets	(114,404)
Increase in payable for investments purchased	712,878
Decrease in payable to parent	(21,185)
Increase in interest payable	112
Increase in accrued expenses and other liabilities	459,050
Net cash used in operating activities	(39,322,941)

Financing activities
Proceeds from draws on credit facility	17,422,750
Dividends paid on preferred equity facility	(1,752,223)
Distributions to common limited partner	(42,405,721)
Net cash used in financing activities	(26,735,194)

Net decrease in cash and cash equivalents	(66,058,135)
Cash and cash equivalents at beginning of period	253,676,554
Cash and cash equivalents at end of period	$187,618,419

Supplemental disclosure:
Interest payments	$305,030

See accompanying notes.

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited)

June 30, 2010

1.  Organization and Nature of Operations

Tennenbaum Opportunities Partners V, LP (the “Partnership”), a Delaware Limited Partnership, is registered as a nondiversified, closed-end management investment company under the Investment Company Act of 1940 (the “1940 Act”).  The Partnership has elected to be treated as a partnership for U.S. federal income tax purposes.

The Certificate of Limited Partnership of the Partnership was filed with the Delaware Secretary of State on September 29, 2006, and the Partnership commenced operations on December 15, 2006.  The Partnership was formed to acquire a portfolio of investments consisting primarily of bank loans, distressed debt, stressed high yield debt, mezzanine investments and public equities.  The stated objective of the Partnership is to achieve high total returns while minimizing losses.  Tennenbaum Opportunities Fund V, LLC (“TOF V” or the “Common Limited Partner”) owns the entire common limited partnership interest in the Partnership.

The General Partner of the Partnership is SVOF/MM, LLC (“SVOF/MM”).  The managing member of SVOF/MM is Tennenbaum Capital Partners, LLC (“TCP”), which serves as the Investment Manager of the Partnership.  Babson Capital Management LLC serves as Co-Manager.  Substantially all of the equity interests in the General Partner are owned directly or indirectly by TCP, Babson Capital Management LLC and employees of TCP.  The Partnership, TOF V, TCP, SVOF/MM, and their members and affiliates may be considered related parties.

Partnership management consists of the General Partner and the Board of Directors.  The General Partner directs and executes the day-to-day operations of the Partnership, subject to oversight from the Board of Directors, which performs certain functions required by the 1940 Act.  The Board of Directors has delegated investment management of the Partnership’s assets to the Investment Manager and the Co-Manager.  The Board of Directors consists of three persons, two of whom are independent.  If the Partnership has preferred limited partner interests outstanding, as it currently does, the holders of the preferred limited partner interests voting separately as a class will be entitled to elect two of the Partnership’s Directors.  The remaining directors of the Partnership will be subject to election by holders of the common limited partner interests and preferred limited partner interests voting together as a single class.

Partnership Structure

Total maximum capitalization of the Partnership is approximately $1.91 billion, consisting of $1.105 billion of common limited partner interests (the “Common Limited Interests”) from the Common Limited Partner, $369 million of preferred limited partner interests (the “Preferred Limited Interests”) and $436 million under a senior secured revolving credit facility (the “Senior Facility”).  The Common Limited Interests, Preferred Limited Interests and the amount drawn under the Senior Facility are used to purchase Partnership investments and to pay certain fees and expenses of the Partnership.  Most of the cash and investments of the Partnership are included in the collateral for the Senior Facility.

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2010

1.  Organization and Nature of Operations (continued)

The Partnership will liquidate and distribute its assets and will be dissolved on October 10, 2016, subject to up to two one-year extensions if requested by the General Partner and approved by TOF V as the holder of the Common Limited Interests.  However, the Partnership Agreement will prohibit liquidation of the Partnership prior to October 10, 2016 if the Preferred Limited Interests are not redeemed in full prior to such liquidation.

Common Limited Partner Interests

The Common Limited Partner committed to purchase a total of $1.105 billion of the Common Limited Interests on dates specified by the Partnership over a period ending on or prior to April 10, 2009.  The Partnership accepted an initial commitment of $725 million at its inception on December 15, 2006, and received assets from the Common Limited Partner representing 20% of this initial commitment on the same day.   The Partnership accepted an additional commitment of $260 million on February 22, 2007, and received an initial 20% of this second commitment on or about February 26, 2007.  The Partnership accepted a final commitment of $120 million on or about July 2, 2007, and received an initial 20% of this third commitment on or about July 6, 2007.  The Partnership has called and received the remainder of the common shareholder commitments as follows:

Call Date	Share Issuance Date	Percent of Commitment
June 28 / July 2, 2007	August 1, 2007	10%
July 27, 2007	August 31, 2007	20%
November 29, 2007	January 2, 2008	10%
December 28, 2007	February 1, 2008	10%
July 31, 2008	November 3, 2008	10%
October 10, 2008	December 15, 2008	10%
January 2, 2009	February 2, 2009	10%

Preferred Equity Facility

At June 30, 2010, the Partnership had 18,450 Preferred Limited Interests issued and outstanding with a liquidation preference of $20,000 per interest.  The Preferred Limited Interests are redeemable at the option of the Partnership, subject to certain conditions, and, prior to June 15, 2009, were able to be reissued.  Additionally, under certain conditions, the Partnership may be required to either redeem certain of the Preferred Limited Interests or repay indebtedness, at the Partnership’s option.  Such conditions would include a failure by the Partnership to maintain adequate collateral as required by its credit facility agreement or by the Statement of Preferences of the Preferred Limited Interests, or a failure by the Partnership to maintain sufficient asset coverage as required by the 1940 Act.  At June 30, 2010, the Partnership was in full compliance with such requirements.

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2010

1.  Organization and Nature of Operations (continued)

The Preferred Limited Interests accrue dividends at an annual rate equal to LIBOR plus 0.65%, or in the case of any holders of Preferred Limited Interests that are CP Conduits (as defined in the leveraging documents), the higher of LIBOR plus 0.65% or the CP Conduit’s cost of funds rate plus 0.65%, subject to certain limitations and adjustments.

2.  Summary of Significant Accounting Policies

Basis of Presentation

The financial statements of the Partnership have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”).  The following is a summary of the significant accounting policies of the Partnership.

Use of Estimates

The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Although management believes these estimates and assumptions to be reasonable, actual results could differ from those estimates.

Investment Valuation

Management values investments held by the Partnership at fair value based upon the principles and methods of valuation set forth in policies adopted by the Partnership’s Board of Directors and in conformity with procedures set forth in the Senior Facility and Statement of Preferences for the Preferred Limited Interests.  Fair value is generally defined as the amount for which an investment would be sold in an orderly transaction between market participants at the measurement date.

Investments listed on a recognized exchange or market quotation system, whether U.S. or foreign, are valued for financial reporting purposes as of the last business day of the reporting period using the closing price on the date of valuation.  Liquid investments not listed on a recognized exchange or market quotation system are priced by a nationally recognized pricing service or by using quotations from broker-dealers.  Investments not priced by a pricing service or for which market quotations are either not readily available or are determined to be unreliable are valued by one or more independent valuation services or, for investments aggregating less than 5% of the total capitalization of the Partnership, by the Investment Manager.

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2010

2.  Summary of Significant Accounting Policies (continued)

Fair valuations of investments are determined under guidelines adopted by the Partnership’s Board of Directors, and are subject to their approval.  Generally, to increase objectivity in valuing the Partnership’s investments, the Investment Manager will utilize external measures of value, such as public markets or third-party transactions, whenever possible.  The Investment Manager’s valuation is not based on long-term work-out value, immediate liquidation value, nor incremental value for potential changes that may take place in the future.  The values assigned to investments that are valued by the Investment Manager are based on available information and do not necessarily represent amounts that might ultimately be realized, as these amounts depend on future circumstances and cannot reasonably be determined until the individual investments are actually liquidated.  The foregoing policies apply to all investments, including those in companies and groups of affiliated companies aggregating more than 5% of the Partnership’s assets.

Investments of the Partnership may be categorized based on the types of inputs used in valuing such investments.  The level in the GAAP valuation hierarchy in which an investment falls is based on the lowest level input that is significant to the valuation of the investment in its entirety.  Transfers between levels are recognized as of the beginning of the reporting period.  At June 30, 2010, the investments of the Partnership were categorized as follows:

Level	Basis for Determining Fair Value	Bank Debt	Other Corporate Debt	Equity Securities
1	Quoted prices in active markets for identical assets	$-	$-	$8,131,510
2	Other observable market inputs*	336,324,349	366,309,036	8,582,031
3	Independent third-party pricing sources that employ significant unobservable inputs	310,880,756	79,698,127	78,156,996
3	Internal valuations with significant unobservable inputs	19,588,566	-	9,510,573
Total		$666,793,671	$446,007,163	$104,381,110

* E.g. quoted prices in inactive markets or quotes for comparable instruments

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2010

2.  Summary of Significant Accounting Policies (continued)

Changes in investments categorized as Level 3 during the six months ended June 30, 2010 were as follows:

	Independent Third Party Valuation
	Bank Debt	Other Corporate Debt	Equity Securities
Beginning balance	$282,922,138	$109,280,256	$65,282,802
Net realized and unrealized gains (losses)	(9,575,119)	3,450,966	(7,571,533)
Net acquisitions and dispositions	(7,854,215)	(19,676,578)	14,011,800
Net transfers into category	45,387,952	(45,387,952)	6,704,462
Net transfers out of category	-	32,031,435	(270,533)
Ending balance	$310,880,756	$79,698,127	$78,156,998

Net change in unrealized gains (losses) during the period on investments still held at period end (included in net realized and unrealized gains/losses, above)	$(12,760,302)	$2,826,387	$(7,571,533)

	Investment Manager Valuation
	Bank Debt	Other Corporate Debt	Equity Securities
Beginning balance	$-	$235,752	$14,296,589
Net realized and unrealized gains (losses)	-	-	(12,200,527)
Net acquisitions and dispositions	19,588,566	(235,752)	14,118,973
Net transfers into category	-	-	-
Net transfers out of category	-	-	(6,704,462)
Ending balance	$19,588,566	$-	$9,510,573

Net change in unrealized gains (losses) during the period on investments still held at period end (included in net realized and unrealized gains/losses, above)	$-	$-	$(12,200,527)

There were no transfers between Level 1 and 2 during the six months ended June 30, 2010.  One investment was transferred from Level 2 to Level 3 as trading volumes in that security decreased significantly.  Other investments were transferred within Level 3 categories.

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2010

2.  Summary of Significant Accounting Policies (continued)

Investment Transactions

The Partnership records investment transactions on the trade date, except for private transactions that have conditions to closing, which are recorded on the closing date. The cost of investments purchased is based upon the purchase price plus those professional fees which are specifically identifiable to the investment transaction. Realized gains and losses on investments are recorded based on the specific identification method, which typically allocates the highest cost inventory to the basis of investments sold.

Cash and Cash Equivalents

Cash consists of amounts held in accounts with brokerage firms and the custodian bank. Cash equivalents consist of highly liquid investments with an original maturity of three months or less. For purposes of reporting cash flows, cash consists of the cash held with brokerage firms and the custodian bank, and cash equivalents maturing within 90 days.

Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Partnership’s policy that its custodian take possession of the underlying collateral, the fair value of which is required to exceed the principal amount of the repurchase transaction, including accrued interest, at all times.  If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Partnership may be delayed or limited.

Restricted Investments

The Partnership may invest without limitation in instruments that are subject to legal or contractual restrictions on resale. These instruments generally may be resold to institutional investors in transactions exempt from registration or to the public if the securities are registered. Disposal of these investments may involve time-consuming negotiations and additional expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted investments is included at the end of the Statement of Investments.  Restricted investments, including any restricted investments in affiliates, are valued in accordance with the investment valuation policies discussed above.

Foreign Investments

The Partnership may invest in instruments traded in foreign countries and denominated in foreign currencies.  At June 30, 2010, the Partnership held foreign currency denominated investments comprising approximately 8.06% of the Partnership’s total investments by fair value.  Such positions were converted at the closing rate in effect at June 30, 2010 and reported

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2010

2.  Summary of Significant Accounting Policies (continued)

in U.S dollars.  Purchases and sales of investments and income and expense items denominated in foreign currencies, when they occur, are translated into U.S dollars on the respective dates of such transactions.   The Partnership reports that portion of the results of operations resulting from foreign exchange rates on investments separately from the gains or losses arising from changes in market prices of investments held.

Investments in foreign companies and securities of foreign governments may involve special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government.  These risks include, among other things, revaluation of currencies, less reliable information about issuers, different transactions clearance and settlement practices, and potential future adverse political and economic developments. Moreover, investments in foreign companies and securities of foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies and the U.S. government.

Debt Issuance Costs

Costs of approximately $8.5 million were incurred in connection with placing the Partnership’s Senior Facility.  These costs were deferred and are being amortized on a straight-line basis over eight years, the estimated life of the Senior Facility. The impact of utilizing the straight-line amortization method versus the effective-interest method is not expected to be material to the Partnership’s operations.

Purchase Discounts

The majority of the Partnership’s high yield and distressed debt investments are purchased at a considerable discount to par as a result of the underlying credit risks and financial results of the issuer, as well as general market factors that influence the financial markets as a whole. GAAP generally requires that discounts on the acquisition of corporate (investment grade) bonds, municipal bonds and treasury bonds be amortized using the effective-interest or constant-yield method. However, GAAP also requires the Partnership to consider the collectability of interest when making accruals.  Accordingly, when accounting for purchase discounts, the Partnership recognizes discount accretion income when it is probable that such amounts will be collected and when such amounts can be estimated.

Income Taxes

The Partnership’s income or loss is reported in the partners’ income tax returns. Consequently, no income taxes are paid at the Partnership level or reflected in the Partnership’s financial statements.  The tax returns, the qualification of the Partnership, and the amount of allocable Partnership income or loss are subject to examination by federal and state taxing authorities for all tax years since inception.  No such examinations are currently pending.

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2010

2.  Summary of Significant Accounting Policies (continued)

Cost and unrealized appreciation (depreciation) for U.S. federal income tax purposes of the investments of the Partnership at June 30, 2010 were as follows:

Unrealized appreciation	$122,756,229
Unrealized depreciation	(203,987,408)
Net unrealized depreciation	(81,231,179)

Cost	$1,298,413,123

3.  Allocations and Distributions

Net income and gains of the Partnership are distributed first to the Common Limited Partner until it has received an 8% annual weighted-average return on its undistributed contributed equity, and then to the General Partner until it has received 20% of all cumulative income and gain distributions.  80% of all remaining net income and gain distributions are allocated to the Common Limited Partner, with the remaining 20% allocated to the General Partner.  For purposes of determining whether the 8% return to the Common Limited Partner has been exceeded and whether the General Partner has received the catch-up amount, the performance of the Partnership includes the performance of the Common Limited Partner for periods prior to the inception of the Partnership.  Net investment income or loss, realized gain or loss on investments, and appreciation or depreciation on investments for the period are allocated to the Common Limited Partner and the General Partner in a manner consistent with that used to determine distributions.

Distributions to the Common Limited Partner are generally based on the Common Limited Partner’s estimated taxable earnings from its interest in the Partnership, and are recorded on the ex-dividend date.  The timing of distributions is determined by the General Partner, which has provided the Investment Manager with certain criteria for such distributions.  Any net long-term capital gains are distributed at least annually.  As of June 30, 2010, the Partnership had distributed $181,294,369 to the Common Limited Partner since inception.

4.  Management Fees and Other Expenses

The Partnership incurs an annual management and advisory fee, payable to the Investment Manager monthly in arrears, equal to 1.5% of the sum of the Common Limited Interest commitments (reduced after the ramp-up period by returns of contributed capital) and the Preferred Limited Interests and debt potentially issuable in respect of such Common Limited Interest commitments, subject to reduction by the amount of the Senior Facility commitment

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2010

4.  Management Fees and Other Expenses (continued)

when the Senior Facility is no longer outstanding and the amount of the Preferred Limited Interests when less than $1 million in liquidation preference of Preferred Limited Interests remains outstanding.  In addition to the management fee, the General Partner is entitled to a performance allocation as discussed in Note 3, above.  As compensation for its services, the Co-Manager receives a portion of the management fees paid to the Investment Manager.  The Co-Manager also receives a portion of any performance allocation paid to the General Partner.

The Partnership pays all expenses incurred in connection with the business of the Partnership, including fees and expenses of outside contracted services, such as custodian, administrative, legal, audit and tax preparation fees, costs of valuing investments, insurance costs, brokers’ and finders’ fees relating to investments, and any other transaction costs associated with the purchase and sale of investments of the Partnership.

5.  Senior Secured Revolving Credit Facility

The Partnership has entered into a credit agreement with certain lenders, which provides for a senior secured revolving credit facility (the “Senior Facility”) pursuant to which amounts may be drawn up to $436 million.  The Senior Facility matures December 15, 2014, subject to extension by the lenders at the request of the Partnership for one 364-day period.

Advances under the Senior Facility bear interest at LIBOR or EURIBOR plus 0.35% per annum, except in the case of loans from CP Conduits, which bear interest at the higher of (i) LIBOR or EURIBOR (as applicable) plus 0.35% or (ii) the CP Conduit’s cost of funds plus 0.35%, subject to certain limitations.  Short-term advances under the swingline facility bear interest at the LIBOR Market Index Rate plus 0.35% per annum or the main refinancing rate as set by the European Central Bank for such period, plus 0.85% per annum.  The weighted average interest rate on outstanding borrowings at June 30, 2010 was 0.79%.  In addition to amounts due on outstanding debt, the Senior Facility accrues commitment fees of 0.15% per annum on the unused portion of the Senior Facility, or 0.20% per annum when less than $87,200,000 in borrowings are outstanding.  The Senior Facility may be terminated, and any outstanding amounts thereunder may become due and payable, should the Partnership fail to satisfy certain financial or other covenants.  As of June 30, 2010, the Partnership was in full compliance with such covenants.

Foreign currency advances are reported in US dollars using the closing rate in effect on the date of valuation.  At June 30, 2010, outstanding borrowings included €65,000,000 (US $79,547,000), and interest payable included €1,482 (US $1,814).

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2010

6.  Commitments, Concentration of Credit Risk and Off-Balance Sheet Risk

The Partnership conducts business with brokers and dealers that are primarily headquartered in New York and Los Angeles and are members of the major securities exchanges. Banking activities are conducted with a firm headquartered in the New York area.

In the normal course of business, the Partnership’s investment activities involve executions, settlement and financing of various transactions resulting in receivables from, and payables to, brokers, dealers and the Partnership’s custodian. These activities may expose the Partnership to risk in the event such parties are unable to fulfill contractual obligations.  Management does not anticipate any material losses from counterparties with whom it conducts business.

Consistent with standard business practice, the Partnership enters into contracts that contain a variety of indemnifications.  The Partnership’s maximum exposure under these arrangements is unknown.  However, the Partnership expects the risk of loss to be remote.

The Statement of Investments includes certain revolving loan facilities held by the Partnership with aggregate unfunded balances of approximately $67.8 million at June 30, 2010.   These instruments are reflected at fair value in the Statement of Investments and may be drawn up to the principal amount shown.

7.  Related Parties

From time to time the Partnership advances payments to third parties on behalf of the Common Limited Partner which are reimbursable through deductions from distributions to the Common Limited Partner.  The Partnership has also recognized liabilities to third parties for equity placement costs of the Common Limited Partner which will be paid out of contributions by the Common Limited Partner.

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2010

8. Financial Highlights

	Six Months				December 15, 2006
	Ended				(Inception)
	June 30, 2010	Year Ended December 31,			to December 31,
	(Unaudited)	2009	2008	2007	2006

Period return on invested assets (1), (2)	7.2%	58.9%	(32.0)%	(3.3)%	0.5%

Gross return to common limited partner (1)	7.3%	81.2%	(51.0)%	(18.7)%	(0.4)%
Less: General Partner allocation (1)	0.0%	0.0%	0.0%	0.0%	0.0%
Period return to common limited partner (1), (3)	7.3%	81.2%	(51.0)%	(18.7)%	(0.4)%

Ratios to average common equity: (4), (5)
Net investment income (loss)	9.7%	11.2%	8.8%	0.3%	(14.4)%
Expenses	3.8%	4.9%	7.8%	11.5%	37.4%
Expenses and General Partner allocation	3.8%	4.9%	7.8%	11.5%	37.4%

Ending net assets attributable to common limited partner	$968,013,223	$940,500,149	$464,632,169	$695,176,734	$145,014,518
Portfolio turnover rate (1)	29.1%	48.3%	61.5%	42.7%	3.7%
Weighted-average debt outstanding	$78,000,490	$119,602,754	$347,492,137	$125,714,977	$20,764,706
Weighted-average interest rate	0.8%	1.3%	3.8%	5.5%	5.7%

Annualized Inception to Date Performance Data as of June 30, 2010:
Return on invested assets (2)	3.6%
Internal rate of return (6)	1.7%

(1)	Not annualized for periods of less than one year.

(2)	Return on invested assets is a time-weighted, geometrically linked rate of return and excludes cash and cash equivalents.

(3)
Returns (net of dividends on the preferred equity facility, allocations to the General Partner, and partnership expenses, including financing costs and management fees) are calculated on a monthly geometrically linked, time-weighted basis.

(4)	Annualized for periods of less than one year, except for allocations to the General Partner.

(5)
These ratios include interest expense but do not reflect the effect of dividends on the preferred equity facility.  The ratio of expenses to average common limited equity is higher in earlier periods, and net investment income to common limited equity assets is reduced, due to the Partnership’s relatively smaller capital base while the Partnership is ramping up.

(6)
Net of dividends on the preferred equity facility, allocations to the General Partner, and partnership expenses, including financing costs and management fees.  Internal rate of return (“IRR”) is the imputed annual return over an investment period and, mathematically, is the rate of return at which the discounted cash flows equal the initial cash outlays.  The internal rate of return presented assumes liquidation of the partnership at net asset value as of the balance sheet date and is reduced by organizational costs that were expensed at the inception of the Partnership.

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Restricted Securities of Unaffiliated Issuers (Unaudited)

June 30, 2010

Investment	Acquisition Date	Cost

Alion Science & Technology Corporation, Senior Secured Notes, 10% Cash + 2% PIK, due 11/1/14	3/10/10	$9,484,983
Bally Total Fitness Holding Corporation, Common Stock	4/30/10	13,422,993
Bally Total Fitness Holding Corporation, Warrants	4/30/10	-
Clearwire Communications LLC, Senior Secured Notes, 12%, due 12/1/15	11/24/09	7,226,382
Doral Financial Corporation, Non-Contingent Offered Preferred Stock Shares	4/19/10	1,512,000
Doral GP Ltd., GP Interest	7/12/07	225
Doral Holdings, LP Interest	7/12/07	24,911,825
Encompass Digital Media Group, Inc., Common Stock	1/15/10	3,179,500
ESP Holdings, Inc., 15% PIK, Preferred Stock	10/7/09	30,976
ESP Holdings, Inc., Common Stock	10/7/09	6,414
ESP Holdings, Inc., Junior Unsecured Subordinated Promissory Notes, 18% PIK, due 3/31/15	10/7/09	396,706
GSI Group Corporation, Senior Notes, 11%, due 8/20/13	8/20/08	18,592,437
GSI Group, Inc., Common Stock	8/20/08	3,030,191
GXS Holdings, Inc., Common Stock	3/28/08	2,510,633
GXS Holdings, Inc., Series A Preferred Stock	3/28/08	100,425
Hawaiian Telcom Communications, Senior FRN, LIBOR + 5.5%, due 5/1/13	Various 2008	5,025,972
Integra Telecom, Inc. Common Stock	11/19/09	69,682,110
Integra Telecom, Inc. Warrants	11/19/09	171,996
ITC^DeltaCom, Inc., Common Stock	Var. 2008 & 2009	621,900
ITC Deltacom Inc., Senior Secured Notes, 10.5%, due 4/1/16	4/9/10	17,780,617
MSX International, Inc., Senior Secured 2nd Lien Notes, 12.5%, due 4/1/12	Various 2010	17,142,810
NEF Kamchia Co-Investment Fund, LP Interest	7/31/07	8,982,701
Real Mex Restaurants, Inc., Senior Secured Notes, 14%, due 1/1/13	Various 2010	27,093,921
Terremark Worldwide, Inc., Senior Secured Notes, 12%, due 6/15/17	6/17/09	1,781,860
Tropicana Entertainment, Inc., Common Stock	3/8/10	9,612,500
United Air Lines, Inc., Aircraft Secured Mortgage (N508UA), 20%, due 8/25/16	8/26/09	2,336,525
United Air Lines, Inc., Aircraft Secured Mortgage (N510UA), 20%, due 9/26/16	8/27/09	5,294,308
United Air Lines, Inc., Aircraft Secured Mortgage (N512UA), 20%, due 10/26/16	8/27/09	5,302,017
United Air Lines, Inc., Aircraft Secured Mortgage (N530UA), 20%, due 11/25/13	8/26/09	2,163,614
United Air Lines, Inc., Aircraft Secured Mortgage (N536UA), 16%, due 8/21/14	12/21/09	4,994,798
United Air Lines, Inc., Aircraft Secured Mortgage (N545UA), 16%, due 7/17/15	12/17/09	5,925,385
United Air Lines, Inc., Aircraft Secured Mortgage (N585UA), 20%, due 10/25/16	8/26/09	6,225,361
United Air Lines, Inc., Equipment Trust Beneficial Interests (N510UA)	8/27/09	1,296,911
United Air Lines, Inc., Equipment Trust Beneficial Interests (N512UA)	8/27/09	1,289,203
United Air Lines, Inc., Equipment Trust Beneficial Interests (N536UA)	12/21/09	1,564,981
United Air Lines, Inc., Equipment Trust Beneficial Interests (N545UA)	12/17/09	1,692,534
United Air Lines, Inc., Equipment Trust Beneficial Interests (N585UA)	8/26/09	1,513,717
Zayo Group, LLC, 1st Lien Senior Secured Notes, 10.25%, due 3/15/17	Various 2010	10,933,453

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Approval of Investment Management Agreements
(Unaudited)

On May 5, 2010, the Board of Directors of the Partnership, including the “non-interested” Directors (the “Independent Directors”), voted to approve the Investment Management Agreement and Co-Management Agreement (each a “Management Agreement” and collectively, the “Management Agreements”) for an additional one-year term.

In considering whether to recommend re-approval of the Management Agreements, the Independent Directors reviewed materials provided by the Investment Manager, the Co-Manager, fund counsel and independent counsel.  The Directors also met with senior personnel of the Investment Manager and discussed a number of topics affecting their determination, including the following.

(i) The nature, extent and quality of services provided by the Investment Manager and Co-Manager.  The Independent Directors reviewed the services that the Investment Manager and Co-Manager provide to the Partnership.  The Independent Directors noted the comprehensive range of such services and that the Investment Manager had developed reporting, valuation and other procedures that were customized to the specialized nature of the Partnership, and that the Investment Manager had expertise in administering such procedures.  In addition, the Independent Directors considered the size, education, background and experience of the Investment Manager’s and Co-Manager’s staff.  They also took into consideration the Investment Manager’s and Co-Manager’s quality of service and noted their longevity in the industry.  Lastly, the Independent Directors reviewed the Investment Manager’s ability to attract and retain quality and experienced personnel.  The Independent Directors concluded that the scope of services expected to be provided by the Investment Manager and Co-Manager to the Partnership and the experience and expertise of the personnel performing such services was consistent with the nature, extent and quality expected of an Investment Manager of an investment vehicle such as the Partnership.

(ii) Investment performance of the Partnership and the Investment Manager. The Independent Directors reviewed the past investment performance of the Partnership and other funds for which the Investment Manager provides investment advisory services, both on an absolute basis and as compared to other funds that had invested in similar investments, as well as general market indices, and the Independent Directors noted that the Partnership had performed satisfactorily.

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Approval of Investment Management Agreements (Continued)
(Unaudited)

(iii) Cost of the services provided and profits realized by the Investment Manager from the relationship with the Partnership. The Independent Directors considered the cost of the services provided by the Investment Manager.  As part of their analysis, the Independent Directors gave substantial consideration to the compensation payable to the Investment Manager, the terms of which are summarized in the footnotes to the financial statements included in this report.  The Independent Directors also noted the types of expenses for which the Partnership or the Investment Manager and Co-Manager are responsible.  In reviewing the management compensation, the Independent Directors considered the management fees and operating expense ratios of other registered and non-registered funds managed by the Investment Manager and by other managers that had somewhat comparable investment programs. The Independent Directors also noted that the compensation provisions had been subject to extensive discussion with several of the large institutional investors in the Partnership.

The Independent Directors also reviewed information regarding the profitability to the Investment Manager of its relationship with the Partnership and information on the financial condition of the Investment Manager.  The Independent Directors noted that the Investment Manager and Co-Manager and their affiliates did not receive revenues from any other source, such as brokerage commissions or origination fees, in relation to the Partnership.  The Independent Directors found that the profits realized by the Investment Manager from its relationship with the Partnership were reasonable and consistent with the Investment Manager’s fiduciary duties.  The Independent Directors noted that the Co-Manager was unable to provide the Directors with the information requested on the profitability to the Co-Manager of its relationship with the Partnership.  The Independent Directors also found that the Investment Manager and Co-Manager each had the financial resources necessary to continue to carry out their respective functions.

The Independent Directors concluded that the management and performance fees for the Investment Manager and Co-Manager were reasonable.

(iv) The extent to which economies of scale would be realized as the Partnership grows and whether fee levels would reflect such economies of scale.  In light of the Partnership’s predetermined size and policy of distributing all realized income, the Independent Directors determined that the possibility of economies of scale was not relevant with respect to the current structure of the Partnership and accordingly did not consider whether fee levels would reflect any economies of scale.

In considering the Partnership’s Management Agreements, no single factor was determinative to the decision of the Directors.  Rather, after weighing all of the reasons discussed above, the Independent Directors unanimously recommended re-approval of each of the Management Agreements.

ITEM 2.	CODE OF ETHICS.

Not applicable for filing of Semiannual Reports to Shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for filing of Semiannual Reports to Shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for filing of Semiannual Reports to Shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS

Included in Semiannual Shareholder Report in Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for filing of Semiannual Reports to Shareholders.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.

Not applicable for filing of Semiannual Reports to Shareholders.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

None.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)          The Registrant’s Chief Executive Officer and Chief Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported in a timely manner.

(b)          None.

ITEM 12.	EXHIBITS.

(a)           (1)           Not applicable for filing of Semiannual Reports to Shareholders.

(a)           (2)           Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)           (3)           Not applicable.

(b)           Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tennenbaum Opportunities Partners V, LP

By:  /s/ Hugh Steven Wilson
      ------------------------------------------
Name:  Hugh Steven Wilson
Title:  Chief Executive Officer
Date:  September 7, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ Hugh Steven Wilson
      ------------------------------------------
Name:  Hugh Steven Wilson
Title:  Chief Executive Officer
Date:  September 7, 2010

By:  /s/ Paul L. Davis
      ------------------------------------------
Name:  Paul L. Davis
Title:  Chief Financial Officer
Date:  September 7, 2010